Income tax and social contribuition (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of The Income Tax And Social Contribution Expense [Abstract]
Profit before income taxes	R$ 1,774,691	R$ 1,912,539	R$ 1,217,623
Statutory Rate	34.00%	34.00%	34.00%
Expected Income Tax And Social Contribution	R$ (603,395)	R$ (650,263)	R$ (413,992)
Permanent Additions (Exclusions) [Abstract]
Gifts And Other Nondeductible Expenses	(7,175)	(814)	(352)
R&D And Technological Innovation Benefit	134,247	86,665	58,893
Tax effect of foreign tax rates	504	(302)	45,008
Other Additions Exclusions	(6,572)	19,200	3,309
Income tax and social contribution	R$ (482,391)	R$ (545,514)	R$ (307,134)
Average effective tax rate	27.00%	29.00%	25.00%
Current income tax and social contribution	R$ (62,840)	R$ (24,471)	R$ (180,884)
Income Tax And Social Contribution Deferred	R$ (419,551)	R$ (521,043)	R$ (126,331)